Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
AlphaMark Actively Managed Small Cap ETF
Shareholder Report [Line Items]
Fund Name	AlphaMark Actively Managed Small Cap ETF
Class Name	AlphaMark Actively Managed Small Cap ETF
Trading Symbol	SMCP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AlphaMark Actively Managed Small Cap ETF for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://alphamarkadvisors.com/etf/. You can also request this information by contacting us at 1-800-730-3457.
Additional Information Phone Number	1-800-730-3457
Additional Information Website	https://alphamarkadvisors.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AlphaMark Actively Managed Small Cap ETF	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://alphamarkadvisors.com/etf/ for more recent performance information.
Net Assets	$ 34,684,590
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$34,684,590
Number of Holdings	101
Portfolio Turnover	91%
30-Day SEC Yield	0.58%
30-Day SEC Yield Unsubsidized	0.58%

Holdings [Text Block]

Top 10 Securities	(%)
Lumen Technologies, Inc.	1.4%
Signet Jewelers, Ltd.	1.3%
Sterling Infrastructure, Inc.	1.3%
Corcept Therapeutics, Inc.	1.2%
Clear Secure, Inc. - Class A	1.2%
Knife River Corporation	1.1%
Texas Capital Bancshares, Inc.	1.1%
M/I Homes, Inc.	1.1%
Peabody Energy Corporation	1.1%
Academy Sports & Outdoors, Inc.	1.1%

Updated Prospectus Web Address	https://alphamarkadvisors.com/etf/